Loans Receivable, Net (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) loan payments	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan
Receivables [Abstract]
Review period to request a new third party appraisal	24 months
Impaired financing receivable, average recorded investment | $	$ 10,793,223	$ 13,213,835	$ 13,122,468
TDRs included in impaired loans | $	$ 4,114,000.000	$ 4,595,000.000
Number of Contracts - loans that had been previously restructured that were in default | loan	2	2
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period | loan	0	0	2
Nonperforming Loans, Minimum Consecutive Payments | payments	6